Equipment (Details) - Schedule of equipment - DeepGreen Metals Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equipment (Details) - Schedule of equipment [Line Items]
Balance	$ 2,239,939	$ 116,464
TOML Acquisition (Note 3)	21,274
Accumulated depreciation
Balance	(388,353)	(48,912)
Amortization for the year	(563,183)	(339,441)
Balance	(951,536)	(388,353)
Net book value
Balance	1,309,677	1,851,586
Additions		2,123,475
Balance	2,261,213	2,239,939
Exploration and Other Equipment [Member]
Equipment (Details) - Schedule of equipment [Line Items]
Balance	2,218,989	95,514
TOML Acquisition (Note 3)	21,274
Accumulated depreciation
Balance	(370,941)	(33,951)
Amortization for the year	(562,122)	(336,990)
Balance	(933,063)	(370,941)
Net book value
Balance	1,307,200	1,848,048
Additions		2,123,475
Balance	2,240,263	2,218,989
Office Equipment [Member]
Equipment (Details) - Schedule of equipment [Line Items]
Balance	20,950	20,950
TOML Acquisition (Note 3)
Accumulated depreciation
Balance	(17,412)	(14,961)
Amortization for the year	(1,061)	(2,451)
Balance	(18,473)	(17,412)
Net book value
Balance	2,477	3,538
Additions
Balance	$ 20,950	$ 20,950